Note 19 - Tax assets and liabilities - Effective tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Tax Rate Line Items
OPERATING PROFIT BEFORE TAX	€ 6,931	€ 6,392	€ 4,603
Tax expense or income related to profit or loss from continuing operation (Income Statement)	(2,169)	(1,699)	(1,274)
Consolidated Tax Group Member [Member]
Effective Tax Rate Line Items
OPERATING PROFIT BEFORE TAX	(678)	(483)	(1,426)
Other Spanish Entities Member [Member]
Effective Tax Rate Line Items
OPERATING PROFIT BEFORE TAX	29	52	107
Foreign Entities Member [Member]
Effective Tax Rate Line Items
OPERATING PROFIT BEFORE TAX	7,580	6,823	5,922
Total [Member]
Effective Tax Rate Line Items
Tax expense or income related to profit or loss from continuing operation (Income Statement)	€ 2,169	€ 1,699	€ 1,274
Average Effective Tax Rate	31.30%	26.60%	27.70%